Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000263378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Man Active Income ETF (NAV)
C000263377
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Man Active High Yield ETF (NAV)
C000267519
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Man Active Emerging Markets Alternative ETF (NAV)
C000267520
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Man Active Trend Enhanced ETF (NAV)
Without Sales Load [Member] | C000263378
Average Annual Return [Line Items]
Average Annual Return, Percent			9.24%
Without Sales Load [Member] | C000263377
Average Annual Return [Line Items]
Average Annual Return, Percent			9.91%
Without Sales Load [Member] | C000267519
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%
Without Sales Load [Member] | C000267520
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			3.51%
ICE BofA Global High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield Index
Average Annual Return, Percent			4.31%
MSCI EM (USD NDTR) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EM (USD NDTR) Index
Average Annual Return, Percent	28.92%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	13.93%
Barclays Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclays Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent			0.81%
Barclays Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclays Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent			0.81%